Note 9 - Property and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment

Note 9 — Property and Equipment

Accounting Policies

Property and equipment, including right-of-use assets (see Note 13), are measured at cost less accumulated depreciation and impairment losses. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets or, for right-of-use assets, over the shorter of the lease term and the asset’s useful life. Useful lives, residual values and depreciation methods are reviewed at each reporting date and adjusted prospectively where appropriate.

Property and equipment are tested for impairment when indicators of impairment exist. An impairment loss is recognized when the carrying amount exceeds the recoverable amount, being the higher of an asset’s fair value less costs of disposal and value in use. For the impairment testing, assets are grouped into cash-generating units representing the lowest level at which largely independent cash inflows are generated. Value in use is determined by discounting estimated future cash flows using a discount rate reflecting current market assessments of the time value of money and the risks specific to the asset or cash-generating unit. Impairment losses recognized in prior periods are reviewed for possible reversal at each reporting date.

Reconciliation of the Carrying Amounts of Property and Equipment

	Office Premises	Equipment	Leasehold Improvements	Furniture and Fixtures	Total
Net book value as of January 1, 2024	$6,343	$9,635	$14	$83	$16,074
Additions	1,137	26,121	—	20	27,278
Depreciation	(1,838)	(7,034)	(14)	(34)	(8,921)
Effect of movements in exchange rates	(41)	(328)	—	(6)	(375)
Net book value as of December 31, 2024	5,600	28,393	—	65	34,058
Additions	1,926	7,880	14	30	9,850
Depreciation	(2,029)	(8,601)	(3)	(37)	(10,670)
Effect of movements in exchange rates	—	(498)	—	4	(494)
Net book value as of December 31, 2025	$5,498	$27,174	$10	$62	$32,744

As of December 31, 2024:
Cost	$16,517	$61,508	$1,710	$779	$80,514
Accumulated depreciation and impairment	$(10,916)	$(33,115)	$(1,710)	$(714)	$(46,456)
As of December 31, 2025:
Cost	$18,443	$67,348	$1,724	$814	$88,329
Accumulated depreciation and impairment	$(12,945)	$(40,174)	$(1,714)	$(752)	$(55,584)

Additions to equipment in 2024 included the purchase of an NVIDIA DGX SuperPOD for $19.1 million to establish an AI data center cluster. See Note 13 for additions to right-of-use assets.

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

•
Office premises: Over the lease term.
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Equipment: Up to 10 years, or the lease term, whichever is shorter. Within this category, servers and network equipment are depreciated over an estimated useful life of 6 years.
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Leasehold improvements: Up to 6 years, or the lease term, whichever is shorter.
•
Furniture and fixtures: Up to 5 years.